PREPAYMENTS - THIRD PARTIES - Movement of allowance for doubtful accounts (Details) - Non-related party - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
PREPAYMENTS - THIRD PARTIES
Balance at beginning of the period/year	$ 612,546	$ 581,462
Charge to expenses	(10,065)	10,825
Foreign exchange adjustments	11,478	(13,463)
Balance at end of the period/year	$ 613,959	$ 578,824